Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 08, 2015
Document Effective Date	Sep. 08, 2015
Prospectus Date	Jan. 29, 2015
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Institutional Class Shares
Prospectus:
Trading Symbol	CCLIX
Collins Long/Short Credit Fund | Collins Long/Short Credit Fund - Class A Shares
Prospectus:
Trading Symbol	CLCAX